Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 203,249	$ 159,899	$ 402,548	$ 311,603
Cost of services	(164,343)	(116,893)	(322,613)	(231,390)
Gross profit	38,906	43,006	79,935	80,213
Selling, general and administrative expenses	(17,114)	(17,062)	(35,741)	(30,107)
Amortization	(3,934)	(3,949)	(7,821)	(8,003)
Operating income	17,858	21,995	36,373	42,103
Interest expense, net	(4,165)	(5,750)	(8,675)	(9,680)
Other income / (expense), net	(309)	(438)	(420)	(499)
Income before income tax	13,384	15,807	27,278	31,924
Income tax expense	(2,848)	(4,451)	(5,375)	(7,394)
Net income / (loss)	10,536	11,356	21,903	24,530
Net income / (loss) attributable to non-controlling interests
Net income attributable to shareholders	$ 10,536	$ 11,356	$ 21,903	$ 24,530
Weighted average shares outstanding:
Basic	88,232,694	86,896,779	87,731,986	86,895,285
Diluted	88,232,694	86,896,779	87,731,986	86,895,285
Net earnings per share (Note 16):
Basic	$ 0.12	$ 0.13	$ 0.25	$ 0.28
Diluted	$ 0.12	$ 0.13	$ 0.25	$ 0.28